Insurance (Summary of Movements in Property ans Casualty Insurance Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	$ 5,846
Insurance contract liabilities	7,169	$ 5,846
Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	5,719	5,644
Insurance revenue	(5,506)	(4,898)
Incurred claims and other insurance service expenses	5,050	3,781
Amortization of insurance acquisition cash flows	803	789
Losses and reversal of losses on onerous contracts	117	118
Changes to liabilities for incurred claims	(179)	(434)
Insurance service result	285	(644)
Insurance finance (income) expenses	505	224
Total changes in the Consolidated Statement of Income	790	(420)
Premiums received	5,576	4,920
Claims and other insurance service expenses paid	(4,264)	(3,620)
Acquisition cash flows paid	(796)	(805)
Total cash flows	516	495
Insurance contract liabilities	7,025	5,719
Liabilities For Remaining Coverage Excluding Loss Component [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	630	623
Insurance revenue	(5,506)	(4,898)
Incurred claims and other insurance service expenses	0	0
Amortization of insurance acquisition cash flows	803	789
Losses and reversal of losses on onerous contracts	0	0
Changes to liabilities for incurred claims	0	0
Insurance service result	(4,703)	(4,109)
Insurance finance (income) expenses	7	1
Total changes in the Consolidated Statement of Income	(4,696)	(4,108)
Premiums received	5,576	4,920
Claims and other insurance service expenses paid	0	0
Acquisition cash flows paid	(796)	(805)
Total cash flows	4,780	4,115
Insurance contract liabilities	714	630
Liabilities Fro Remaining Coverage Loss Component [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	129	113
Insurance revenue	0	0
Incurred claims and other insurance service expenses	(145)	(102)
Amortization of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	117	118
Changes to liabilities for incurred claims	0	0
Insurance service result	(28)	16
Insurance finance (income) expenses	0	0
Total changes in the Consolidated Statement of Income	(28)	16
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Acquisition cash flows paid	0	0
Total cash flows	0	0
Insurance contract liabilities	101	129
Liabilities For Incurred Claims [Member] | Estimates Of Present Value Of Future Cash Flows [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	4,740	4,700
Insurance revenue	0	0
Incurred claims and other insurance service expenses	5,099	3,801
Amortization of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Changes to liabilities for incurred claims	(65)	(356)
Insurance service result	5,034	3,445
Insurance finance (income) expenses	479	215
Total changes in the Consolidated Statement of Income	5,513	3,660
Premiums received	0	0
Claims and other insurance service expenses paid	(4,264)	(3,620)
Acquisition cash flows paid	0	0
Total cash flows	(4,264)	(3,620)
Insurance contract liabilities	5,989	4,740
Liabilities For Incurred Claims [Member] | Risk Adjustment [Member] | Property And Casualty [Member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Incurred Claims [Line Items]
Insurance contract liabilities	220	208
Insurance revenue	0	0
Incurred claims and other insurance service expenses	96	82
Amortization of insurance acquisition cash flows	0	0
Losses and reversal of losses on onerous contracts	0	0
Changes to liabilities for incurred claims	(114)	(78)
Insurance service result	(18)	4
Insurance finance (income) expenses	19	8
Total changes in the Consolidated Statement of Income	1	12
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Acquisition cash flows paid	0	0
Total cash flows	0	0
Insurance contract liabilities	$ 221	$ 220